Accrued expenses and other liabilities - Product warranties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at the beginning of the year/period	¥ 132,795	¥ 92,148
Additions	69,604	85,161
Settlements	(41,898)	(44,514)
Balance at the end of the year/period	160,501	132,795
Current portion of warranty included in "Accrued expenses and other current liabilities"	50,426	41,924
Non-current portion of warranty included in "Provisions"	¥ 110,075	¥ 90,871	$ 15,080